Related Party Transactions (Details) - Schedule of provides the notes payable balances - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of provides the notes payable balances [Line Items]
Balance	$ 796,455	$ 318,582	$ 318,582
Proceeds	331,363	477,873		$ 318,582
Balance,	1,127,818	796,455	1,127,818	318,582
2nd Extension Note [Member]
Related Party Transactions (Details) - Schedule of provides the notes payable balances [Line Items]
Balance	796,455	318,582	318,582
Proceeds	159,291	477,873		318,582
Balance,	955,746	$ 796,455	955,746	$ 318,582
3rd Extension Note
Related Party Transactions (Details) - Schedule of provides the notes payable balances [Line Items]
Proceeds	54,536
Balance,	54,536		54,536
Working Capital [Member]
Related Party Transactions (Details) - Schedule of provides the notes payable balances [Line Items]
Proceeds	117,536
Balance,	$ 117,536		$ 117,536